Supplemental Information on Natural Gas Mineral Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Industries Disclosures [Abstract]
Schedule of Aggregate Capitalized Costs Related to Natural Gas Mineral Production Activities

Aggregate capitalized costs related to natural gas mineral production activities with applicable accumulated depreciation, depletion and amortization are as follows:

	As of December 31,
	2025	2024
	(in thousands)
Proved royalty interest	$327,342	$110,001
Unproved royalty interests	176,240	63,932
Accumulated amortization	(42,996)	(18,849)
Net royalty interests in oil and natural gas properties	$460,586	$155,084

Schedule Of Costs Incurred in Natural Gas Mineral Property Acquisitions, Exploration and Development Activities

Costs incurred in natural gas mineral property acquisitions, exploration and development activities are as follows:

	December 31,
	2025	2024
	(in thousands)
Acquisition costs:
Proved properties	$205,108	$17,402
Unproved properties	124,542	12,990
Total	$329,650	$30,392

Schedule of Results of Operations from Natural Gas Mineral Producing Activities	The following table sets forth the revenues and expenses related to the production and sale of natural gas mineral.

	For the Year Ended December 31,
	2025	2024
	(in thousands)
Royalty income	$50,075	$12,702
Depletion	(24,237)	(10,827)
Income tax (expense) benefit	2,640	1,587
Results of operations from natural gas	$28,478	$3,462

Schedule of Proved Developed and Undeveloped Natural Gas Mineral Reserves Quantities

The changes in estimated proved reserves are as follows:

	Oil (MBbls)	Natural Gas (MMcf)	Natural Gas Liquids (MBbls)	Total (MMcfe)
Proved Developed and Undeveloped Reserves:
As of December 31, 2023	18	62,421	582	66,013
Purchase of reserves in place	12	12,023	416	14,588
Extensions and discoveries	11	5,655	43	5,975
Revisions of previous estimates	3	8,991	(89)	8,475
Production	(5)	(7,371)	(75)	(7,838)
As of December 31, 2024	39	81,719	877	87,213
Purchase of reserves in place	1,210	101,193	2,338	122,484
Extensions and discoveries	196	15,454	286	18,345
Revisions of previous estimates	34	(4,400)	167	(3,191)
Production	(88)	(16,586)	(210)	(18,378)
As of December 31, 2025	1,391	177,380	3,458	206,473
Proved Developed Reserves
December 31, 2024	23	65,252	701	69,594
December 31, 2025	1,356	173,231	3,373	201,609
Proved Undeveloped Reserves:
December 31, 2024	16	16,469	176	17,619
December 31, 2025	35	4,149	84	4,864

Schedule of Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth the standardized measure of discounted future net cash flows attributable to the Company’s proved natural gas mineral reserves as of December 31, 2025 and 2024:

	December 31,
	2025	2024
	(in thousands)
Future cash inflows	$700,567	$171,733
Future production costs	(109,293)	(22,608)
Future development costs (capital costs)	(1,271)	—
Future income tax expense	(56,289)	(24,246)
Future net cash flows	533,714	124,879
10% discount to reflect timing of cash flows	(267,388)	(62,946)
Standardized measure of discounted cash flows	$266,326	$61,933

Schedule of Average First Day of Month Price for Oil Natural Gas and Natural Gas Liquids Utilized in Future Cash Inflows

In the table below the average first-day-of–the-month price for oil, natural gas and natural gas liquids is presented, all utilized in the computation of future cash inflows:

	December 31,
	2025	2024
	Unweighted Arithmetic Average First-Day-of-the-Month Prices
Oil (per Bbl)	$65.34	$75.48
Natural gas (per Mcf)	$3.39	$2.13
Natural gas liquids (per Bbl)	$25.48	$29.44

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows

Principal changes in the standardized measure of discounted future net cash flows attributable to the Company’s proved reserves are as follows:

	December 31,
	2025	2024
	(in thousands)
Standardized measure of discounted future net cash flows at the beginning of the period	$61,933	$50,663
Net changes in prices and production costs	44,893	(2,491)
Purchase of minerals in place	195,062	12,081
Extension and discoveries	34,223	4,951
Revisions of previous quantity estimates	(2,640)	7,017
Natural gas and oil produced during the period	(50,075)	(12,702)
Accretion of discount	7,215	5,684
Net changes in income taxes	(17,143)	(3,301)
Net changes in timing of production and other	(7,142)	31
Standardized measure of discounted future net cash flows at the end of the period	$266,326	$61,933